Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

YieldMax™ R2000 0DTE Covered Call Strategy ETF (RDTY)

(the “Fund”)

listed on The Nasdaq Stock Market, LLC

March 4, 2025

Supplement to the Prospectus

and Statement of Additional Information (“SAI”),

each dated February 4, 2025, and

the Summary Prospectus dated February 11, 2025

The Fund’s name has been changed to YieldMax™ R2000 0DTE Covered Call Strategy ETF.

Accordingly, effective immediately, all references to the Fund’s name in the Summary Prospectus, Prospectus and SAI are deleted and replaced with “YieldMax™ R2000 0DTE Covered Call Strategy ETF.”

Please retain this Supplement for future reference.

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